CONSOLIDATED STATEMENTS OF CASH FLOWS In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY
Cash flows from operating activities
Net income	$ 9,459	58,937	37,243	16,717
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	2,153	13,406	9,830	3,939
Share-based compensation	2,145	13,363	30,542	6,963
Foreign currency exchange (income)/loss, net	296	1,845	(8,911)
Deferred taxation	76	474	(1,814)	(1,231)
Loss from disposal of property, plant and equipment	126	786
Dividend income from available-for-sale securities	(8)	(47)
Changes in operating assets and liabilities:
Accounts receivable, net	(3,821)	(23,808)	(10,663)	(2,209)
Amounts due from a related party			1,000	(832)
Prepaid expenses and other current assets	(5,081)	(31,656)	(6,948)	(2,583)
Deferred revenue	5,141	32,026	23,221	40,251
Accounts payable	9	59	(1,194)
Amounts due to a related party			(993)	993
Accrued expenses and other current liabilities	(860)	(5,359)	15,909	8,165
Income tax payable	(376)	(2,341)	(327)	9,403
Net cash provided by operating activities	9,259	57,685	86,895	79,576
Cash flows from investing activities
Placement of short-term deposits	(37,403)	(233,025)	(404,500)	(116,000)
Placement of term deposits			(10,000)
Maturity of short-term deposits	64,927	404,500	116,000	58,000
Purchase of property, plant and equipment	(13,334)	(83,072)	(22,400)	(13,609)
Consideration paid for a business combination	(722)	(4,500)
Proceeds from disposal of property, plant and equipment	9	57
Purchase of available-for-sale securities	(803)	(5,000)
Net cash (used in)/provided by investing activities	12,674	78,960	(320,900)	(71,609)
Cash flows from financing activities
Issuance of ordinary shares			424,930
Issuance of ordinary shares upon exercise of share options, net of issuance cost	970	6,043	1,147
Payment of dividend to Series A redeemable convertible preferred shareholders			(25,944)
Repurchase of ordinary shares	(10,225)	(63,702)
Net cash provided by/(used in) financing activities	(9,255)	(57,659)	400,133
Effect of exchange rate changes on cash and cash equivalents	(420)	(2,617)	(4,176)
Net increase in cash and cash equivalents	12,258	76,369	161,952	7,967
Cash and cash equivalents at beginning of year	29,107	181,340	19,388	11,421
Cash and cash equivalents at end of year	41,365	257,709	181,340	19,388
Supplemental disclosure of cash flow information
Income tax paid	$ (1,781)	(11,094)	(20,248)	(1,839)